Acquisitions, Investments and Disposals: Fair values of assets acquired and liabilities assumed, Toplofikatsia Rousse (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash and cash equivalents	$ 643,379		$ 340,800
Other current assets	28,733		30,343
Property, plant and equipment	7,076,303	[1]	5,392,326	[1]
Other non-current assets	222,442	[2]	220,592	[2]
Current liabilities	4,739,216		3,699,579
Goodwill	1,151,187	[3],[4]	969,560	[3],[4]	894,374	[3]
Toplofikatsia Rousse (TPP Rousse)
Goodwill	83,513
Toplofikatsia Rousse (TPP Rousse) | Provisional basis
Cash and cash equivalents	1,735
Other current assets	10,934
Property, plant and equipment	58,313
Other non-current assets	154
Current liabilities	(29,414)
Non-current liabilities	(3,575)
Deferred income taxes	(1,691)
Fair value of net assets acquired	36,456
Goodwill	104,586
Total Investment	141,042
Toplofikatsia Rousse (TPP Rousse) | Final Basis
Cash and cash equivalents	1,735
Other current assets	10,934
Property, plant and equipment	50,491
Intangible assets	28,921
Other non-current assets	154
Current liabilities	(29,414)
Non-current liabilities	(3,575)
Deferred income taxes	(3,436)
Fair value of net assets acquired	55,810
Goodwill	85,232
Total Investment	141,042
Toplofikatsia Rousse (TPP Rousse) | Adjustments
Property, plant and equipment	(7,822)
Intangible assets	28,921
Deferred income taxes	(1,745)
Fair value of net assets acquired	19,354
Goodwill	$ (19,354)

[1]	See Note 10
[2]	See Note 12
[3]	Net of effects of intersegment eliminations
[4]	See Note 3(f)